Employee Benefit Expenses - Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of employee benefits expenses [abstract]
Salaries and bonuses	€ 50,580	€ 44,556		€ 42,333
Social security charges	8,147	7,113		6,780
Contributions to defined contribution pension plans	3,063	2,571		2,273
Other personnel-related costs	8,572	7,844		7,518
Share-based payments	9,929	7,890	[1]	9,047	[1]
Employee benefits expense	€ 80,291	€ 69,974		€ 67,951

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.